Trade payables (Tables)	6 Months Ended
Jun. 30, 2026
Trade payables [Abstract]
Schedule of Trade Payables
	As of
	December 31, 2025	June 30, 2026
	RMB’000	RMB’000

Payables for charging services	216,132	226,351
Payables for energy solutions	21,612	14,096
	237,744	240,447
Included in trade payables per balance sheet	230,832	240,447
Included in liabilities relating to assets classified as held for sale	6,912	—